Segmented Information - Capital Expenditures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Exploration and evaluation assets
Net expenditures	$ 115	$ 412
Non-cash and fair value changes	12	(98)
Capitalized costs	127	314
Property, plant and equipment
Net expenditures	6,676	14,019
Non-cash and fair value changes	1,144	23
Capitalized costs	7,820	14,042
Net expenditures	6,791	14,431
Total non-cash and fair value changes	1,156	(75)
Total capitalised costs	7,947	14,356
North America | Chevron Canada Limited
Property, plant and equipment
Purchase of exploration and evaluation assets		320
Purchase of property, plant and equipment		2,553
Oil Sands Mining and Upgrading | Chevron Canada Limited
Property, plant and equipment
Purchase of property, plant and equipment		6,175
Operating segments | Exploration and Production
Property, plant and equipment
Net expenditures	4,732	5,863
Non-cash and fair value changes	(237)	157
Capitalized costs	4,495	6,020
Operating segments | North America
Exploration and evaluation assets
Net expenditures	115	406
Non-cash and fair value changes	71	(29)
Capitalized costs	186	377
Property, plant and equipment
Net expenditures	4,249	5,627
Non-cash and fair value changes	(317)	(146)
Capitalized costs	3,932	5,481
Operating segments | North Sea
Property, plant and equipment
Net expenditures	16	39
Non-cash and fair value changes	0	295
Capitalized costs	16	334
Operating segments | Offshore Africa
Exploration and evaluation assets
Net expenditures	0	6
Non-cash and fair value changes	(46)	(62)
Capitalized costs	(46)	(56)
Property, plant and equipment
Net expenditures	467	197
Non-cash and fair value changes	80	8
Capitalized costs	547	205
Operating segments | Oil Sands Mining and Upgrading
Exploration and evaluation assets
Net expenditures	0	0
Non-cash and fair value changes	(13)	(7)
Capitalized costs	(13)	(7)
Property, plant and equipment
Net expenditures	1,844	8,104
Non-cash and fair value changes	1,381	(134)
Capitalized costs	3,225	7,970
Operating segments | Midstream and Refining
Property, plant and equipment
Net expenditures	8	11
Non-cash and fair value changes	0	0
Capitalized costs	8	11
Head Office
Property, plant and equipment
Net expenditures	92	41
Non-cash and fair value changes	0	0
Capitalized costs	$ 92	$ 41